Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	E-Valuator Funds Trust
Entity Central Index Key	0001821505
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000222972 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative (0%-15%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V V L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$49	0.99%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[1],[2]
Net Assets	$ 22,333,829
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$22,333,829
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	9.3%
Vanguard Core Bond Fund, Admiral Shares	8.1%
Vanguard Intermediate-Term Bond ETF	5.0%
VanEck IG Floating Rate ETF	5.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.9%
iShares 10-20 Year Treasury Bond ETF	4.5%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.2%
Nuveen Emerging Markets Debt Fund - Class R6	4.1%

C000229455 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative (0%-15%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V V C X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$67	1.36%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[3],[4]
Net Assets	$ 22,333,829
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$22,333,829
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	9.3%
Vanguard Core Bond Fund, Admiral Shares	8.1%
Vanguard Intermediate-Term Bond ETF	5.0%
VanEck IG Floating Rate ETF	5.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.9%
iShares 10-20 Year Treasury Bond ETF	4.5%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.2%
Nuveen Emerging Markets Debt Fund - Class R6	4.1%

C000222968 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V C L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$45	0.90%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[5],[6]
Net Assets	$ 49,275,726
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,275,726
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.6%
Vanguard Core Bond Fund, Admiral Shares	4.7%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.3%
SPDR Portfolio Short Term Corporate Bond ETF	3.8%
Nuveen Emerging Markets Debt Fund - Class R6	3.6%
Vanguard Intermediate-Term Bond ETF	3.5%
Pacer Pacific Asset Floating Rate High Income ETF	3.0%
T Rowe Price Institutional Floating Rate Fund – Class Institutional	3.0%

C000229451 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F C X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$64	1.29%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[7],[8]
Net Assets	$ 49,275,726
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,275,726
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.6%
Vanguard Core Bond Fund, Admiral Shares	4.7%
Eaton Vance Total Return Bond ETF	4.5%
Allspring Core Plus Bond Fund - Class R6	4.3%
SPDR Portfolio Short Term Corporate Bond ETF	3.8%
Nuveen Emerging Markets Debt Fund - Class R6	3.6%
Vanguard Intermediate-Term Bond ETF	3.5%
Pacer Pacific Asset Floating Rate High Income ETF	3.0%
T Rowe Price Institutional Floating Rate Fund – Class Institutional	3.0%

C000222969 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V T T X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$40	0.81%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$31,239,228
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	52%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[9]
Net Assets	$ 31,239,228
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$31,239,228
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	5.8%
Vanguard Core Bond Fund, Admiral Shares	4.2%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.1%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
Eaton Vance Total Return Bond ETF	3.2%
SPDR Portfolio Short Term Corporate Bond ETF	3.0%
VanEck IG Floating Rate ETF	2.6%
New Perspective Fund - Class R-6	2.6%
SPDR Global Dow ETF	2.5%
Vanguard Intermediate-Term Bond ETF	2.5%

C000229452 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F T X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$59	1.20%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%	[10]
Net Assets	$ 31,239,228
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$31,239,228
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	5.8%
Vanguard Core Bond Fund, Admiral Shares	4.2%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.1%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
Eaton Vance Total Return Bond ETF	3.2%
SPDR Portfolio Short Term Corporate Bond ETF	3.0%
VanEck IG Floating Rate ETF	2.6%
New Perspective Fund – Class R-6	2.6%
SPDR Global Dow ETF	2.5%
Vanguard Intermediate-Term Bond ETF	2.5%

C000222971 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate (50%-70%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V M L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$38	0.78%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[11],[12]
Net Assets	$ 142,408,044
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$142,408,044
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	3.9%
Dodge & Cox Global Bond Fund - Class I	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.7%
New Perspective Fund – Class R-6	2.9%
SPDR Global Dow ETF	2.8%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.8%
Schwab S&P 500 Index Fund	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.2%

C000229454 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate(50%-70%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F M X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$58	1.18%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[13],[14]
Net Assets	$ 142,408,044
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$142,408,044
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	3.9%
Dodge & Cox Global Bond Fund - Class I	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.7%
New Perspective Fund – Class R-6	2.9%
SPDR Global Dow ETF	2.8%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.8%
Schwab S&P 500 Index Fund	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.2%

C000222970 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V G L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$28	0.58%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%	[15],[16]
Net Assets	$ 248,395,857
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$248,395,857
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.8%
New Perspective Fund – Class R-6	3.6%
SPDR Global Dow ETF	3.5%
Vanguard U.S. Momentum Factor ETF	3.4%
Schwab S&P 500 Index Fund	2.8%
Vanguard Strategic Equity Fund - Class Investor	2.8%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.4%

C000229453 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V G R X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$48	0.98%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[17],[18]
Net Assets	$ 248,395,857
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$248,395,857
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.8%
New Perspective Fund – Class R-6	3.6%
SPDR Global Dow ETF	3.5%
Vanguard U.S. Momentum Factor ETF	3.4%
Schwab S&P 500 Index Fund	2.8%
Vanguard Strategic Equity Fund - Class Investor	2.8%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.5%
iShares Russell Mid-Cap Growth ETF	2.5%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.4%

C000222967 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth(85%-99%)RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V A G X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$28	0.58%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%	[19],[20]
Net Assets	$ 196,180,741
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$196,180,741
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.6%
iShares Russell Mid-Cap Growth ETF	4.4%
Vanguard U.S. Momentum Factor ETF	4.4%
New Perspective Fund – Class R-6	4.2%
SPDR Global Dow ETF	4.2%
Vanguard Strategic Equity Fund - Class Investor	4.1%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.9%
Schwab S&P 500 Index Fund	3.3%
Nuveen Large Cap Growth Index Fund - Class R6	3.2%
Vanguard Value ETF	2.8%

C000229450 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth (85%-99%)RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F G X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$48	0.97%[1,2]

[1]	Ratio to average net assets have been annualized for periods less than one year.

[2]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[21],[22]
Net Assets	$ 196,180,741
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$196,180,741
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.6%
iShares Russell Mid-Cap Growth ETF	4.4%
Vanguard U.S. Momentum Factor ETF	4.4%
New Perspective Fund – Class R-6	4.2%
SPDR Global Dow ETF	4.2%
Vanguard Strategic Equity Fund - Class Investor	4.1%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.9%
Schwab S&P 500 Index Fund	3.3%
Nuveen Large Cap Growth Index Fund - Class R6	3.2%
Vanguard Value ETF	2.8%

[1]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[2]	Ratio to average net assets have been annualized for periods less than one year.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.
[6]	Ratio to average net assets have been annualized for periods less than one year.
[7]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2025.
[8]	Ratio to average net assets have been annualized for periods less than one year.
[9]	Ratio to average net assets have been annualized for periods less than one year.
[10]	Ratio to average net assets have been annualized for periods less than one year.
[11]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[12]	Ratio to average net assets have been annualized for periods less than one year.
[13]	Ratio to average net assets have been annualized for periods less than one year.
[14]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.19% for the six months ended March 31, 2025.
[15]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[16]	Ratio to average net assets have been annualized for periods less than one year.
[17]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[18]	Ratio to average net assets have been annualized for periods less than one year.
[19]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[20]	Ratio to average net assets have been annualized for periods less than one year.
[21]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended March 31, 2025.
[22]	Ratio to average net assets have been annualized for periods less than one year.